10-Q Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Revenues, net:
Total revenues, net	$ 324,231		$ 306,624		$ 1,268,135		$ 1,334,299	[1]	$ 1,336,375	[1]
Cost of goods sold	166,941		151,058		637,113		693,522	[1]	726,794	[1]
Gross profit	157,290		155,566		631,022		640,777	[1]	609,581	[1]
Operating expenses:
Total selling, general and administrative expense	122,870		110,818		464,178		444,230	[1]	432,787	[1]
Depreciation and amortization	33,667		35,382		141,394		171,804	[1]	136,777	[1]
Total operating expenses	156,537		146,200		605,572		616,034	[1]	569,564	[1]
Income from continuing operations	753		9,366		25,450		24,743	[1]	40,017	[1]
Other income (expense):
Interest income	212		171		663		776	[1]	23	[1]
Interest expense	(15,024)		(14,161)		(56,753)		(59,353)	[1]	(57,966)	[1]
Interest expense related to lease liabilities and financial obligations	(10,503)		(11,084)		(44,076)		(41,263)	[1]	(42,416)	[1]
Impairment loss	0		(3,695)		(9,080)		(54,245)	[1]	(67,076)	[1]
Other income (expense), net	(4,067)		3,003		5,582		15,984	[1]	(2,053)	[1]
Total other expense, net	(29,382)		(25,766)		(103,664)		(138,101)	[1]	(169,488)	[1]
Loss before provision for income taxes	(28,629)		(16,400)		(78,214)		(113,358)	[1]	(129,471)	[1]
Income tax expense (benefit)	(98,705)		33,653		123,689		98,251	[1]	113,174	[1]
Net income (loss) from continuing operations	70,076		(50,053)		(201,903)		(211,609)	[1]	(242,645)	[1],[2]
Net loss from discontinued operations	(293)		(10,193)		(26,250)		(10,398)	[1]	(47,692)	[1]
Net income (loss)	69,783		(60,246)		(228,153)		(222,007)	[1]	(290,337)	[1]
Less: Net income (loss) attributable to non-controlling interest	(16)		817		2,917		(6,584)	[1]	(9,140)	[1]
Net loss attributable to Curaleaf Holdings, Inc.	$ 69,799		$ (61,063)		$ (231,070)		$ (215,423)	[1]	$ (281,197)	[1]
Per share - basic
Net income (loss) per share from continuing operations- basic (in dollars per share)	$ 0.27	[3]	$ (0.26)	[3]	$ (0.97)	[4],[5]	$ (0.92)	[1],[4],[5]	$ (0.97)	[1],[4],[5]
Net loss per share from discontinued operations - basic (in dollars per share)	0		(0.04)		(0.10)	[5]	(0.04)	[1],[5]	(0.20)	[1],[5]
Net loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	$ 0.27	[3]	$ (0.30)	[3]	$ (1.07)	[4],[5]	$ (0.96)	[1],[4],[5]	$ (1.17)	[1],[4],[5]
Weighted average common shares outstanding - basic (in shares)	258,476,410	[6]	248,299,646	[6]	254,030,317	[5],[7]	246,941,700	[1],[5],[7]	241,374,965	[1],[5],[7]
Per share - dilutive
Net income (loss) per share from continuing operations - diluted (in dollars per share)	$ 0.26	[3],[8]	$ (0.26)	[3],[8]	$ (0.97)	[4],[5]	$ (0.92)	[1],[4],[5]	$ (0.97)	[1],[4],[5]
Net loss per share from discontinued operations - diluted (in dollars per share)	0	[8]	(0.04)	[8]	(0.10)	[5]	(0.04)	[1],[5]	(0.20)	[1],[5]
Net loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	$ 0.26	[3],[8]	$ (0.30)	[3],[8]	$ (1.07)	[4],[5]	$ (0.96)	[1],[4],[5]	$ (1.17)	[1],[4],[5]
Dilutive weighted-average common shares outstanding (in shares)	263,888,023	[6],[8]	248,299,646	[6],[8]	254,030,317		246,941,700		241,374,965
Retail and wholesale revenues
Revenues, net:
Total revenues, net	$ 320,910		$ 304,983		$ 1,254,821		$ 1,328,331	[1]	$ 1,330,820	[1]
Management fee income
Revenues, net:
Total revenues, net	$ 3,321		$ 1,641		$ 13,314		$ 5,968	[1]	$ 5,555	[1]

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[3]
(1) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Condensed Consolidated Balance Sheets (Unaudited). This adjustment does not affect the Company's reported net loss; however, under ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation and Note 24 — Earnings per share for additional information.

[4]
(2) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Consolidated Balance Sheets. This adjustment does not affect the Company's reported net loss; however, under ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation and Note 24 — Earnings per share for further details.

[5]
(3) As a result of the Company’s net losses from its continuing and discontinued operations for the years ended December 31, 2025, 2024 and 2023, all potentially dilutive securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive. Accordingly, basic and diluted net loss per share are the same for each period presented.

[6]
(3) All basic and diluted income (loss) per share calculations presented for the periods shown have been retrospectively adjusted to reflect the 1-for-3 reverse stock split effected on June 5, 2026. See Note 2 — Basis of presentation and consolidation for further details.

[7]
(4) All basic and diluted loss per share calculations presented for the periods shown have been retrospectively adjusted to reflect the 1-for-3 reverse stock split effected on June 5, 2026. See Note 2 — Basis of presentation and consolidation for further details.

[8]
(2) As a result of the Company’s net losses from its continuing and discontinued operations for the three months ended March 31, 2025, all potentially dilutive securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive. Accordingly, basic and diluted net loss per share are the same for each period presented.